Note 13 - Lease - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Year ending December 31, 2023	$ 1,165
Year ending December 31, 2024	785
Year ending December 31, 2025	804
Year ending December 31, 2026	824
Year ending December 31, 2027	521
Years ending December 31, 2028 and thereafter	1,563
Total lease payments	5,662
Less: imputed interest	(701)
Present value of lease liabilities	$ 4,961